UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Focused Opportunities Funds

Semiannual Report

May 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2017

Eaton Vance

Focused Opportunities Funds

Table of Contents

Performance and Fund Profile

Focused Global Opportunities Fund	2
Focused International Opportunities Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	22

Officers and Trustees	30

Important Notices	31

Eaton Vance

Focused Global Opportunities Fund

May 31, 2017

Performance1,2

Portfolio Manager Christopher M. Dyer, CFA, of Eaton Vance Management (International) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class I at NAV	12/17/2015	12/17/2015	12.77%	11.63%	—	7.04%
MSCI World Index	—	—	12.87%	16.42%	12.40%	12.78%

% Total Annual Operating Expense Ratios[3]						Class I
Gross						4.47%
Net						0.96

Fund Profile

Common Stock Sector Allocation (% of net assets)

Geographic Allocation (% of net assets)

Top 10 Holdings (% of net assets)4

Alphabet, Inc., Class A	5.1%

Facebook, Inc., Class A	4.3

Royal Dutch Shell PLC, Class B	3.9

Visa, Inc., Class A	3.7

Wells Fargo & Co.	3.4

Interpublic Group of Cos., Inc.	3.3

Estee Lauder Cos., Inc. (The), Class A	3.3

Halliburton Co.	3.0

Shire PLC	3.0

Anheuser-Busch InBev SA/NV	2.8

Total	35.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused International Opportunities Fund

May 31, 2017

Performance1,2

Portfolio Managers Christopher M. Dyer, CFA, and Samantha Pandolfi, CFA, each of Eaton Vance Management (International) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class I at NAV	12/16/2015	12/16/2015	16.85%	14.05%	—	6.42%
MSCI EAFE Index	—	—	17.91%	16.44%	10.21%	11.22%

% Total Annual Operating Expense Ratios[3]						Class I
Gross						4.67%
Net						1.03

Fund Profile

Common Stock Sector Allocation (% of net assets)

Geographic Allocation (% of net assets)5

Top 10 Holdings (% of net assets)4

Royal Dutch Shell PLC, Class B	5.3%

Industria de Diseno Textil SA	4.9

ASML Holding NV	4.1

LVMH Moet Hennessy Louis Vuitton SE	3.6

Shire PLC	3.6

Keyence Corp.	3.5

Diageo PLC	3.5

Nippon Telegraph & Telephone Corp.	3.3

Reckitt Benckiser Group PLC	3.3

Roche Holding AG PC	3.3

Total	38.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Focused Opportunities Funds

May 31, 2017

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

[5]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the chart, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

Fund profile subject to change due to active management.

4

Eaton Vance

Focused Opportunities Funds

May 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 – May 31, 2017).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Focused Global Opportunities Fund

	Beginning Account Value (12/1/16)	Ending Account Value (5/31/17)	Expenses Paid During Period* (12/1/16 – 5/31/17)		Annualized Expense Ratio

Actual
Class I	$1,000.00	$1,127.70	$5.04	**	0.95%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.20	$4.78	**	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2016.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

Eaton Vance Focused International Opportunities Fund

	Beginning Account Value (12/1/16)	Ending Account Value (5/31/17)	Expenses Paid During Period* (12/1/16 – 5/31/17)		Annualized Expense Ratio

Actual
Class I	$1,000.00	$1,168.50	$5.41	**	1.00%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,019.90	$5.04	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2016.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Eaton Vance

Focused Global Opportunities Fund

May 31, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value

Australia — 2.4%
Brambles, Ltd.	13,021	$100,276

		$100,276

Belgium — 5.1%
Anheuser-Busch InBev SA/NV	990	$115,689
KBC Group NV	1,225	92,252

		$207,941

Denmark — 3.6%
Novo Nordisk A/S, Class B	1,696	$72,003
Pandora A/S	792	74,917

		$146,920

France — 4.2%
BNP Paribas SA	1,299	$91,710
LVMH Moet Hennessy Louis Vuitton SE	320	81,792

		$173,502

Hong Kong — 2.8%
AIA Group, Ltd.	16,306	$115,374

		$115,374

Japan — 4.3%
Keyence Corp.	105	$47,646
MISUMI Group, Inc.	3,243	73,223
Mitsubishi UFJ Financial Group, Inc.	9,191	57,033

		$177,902

Netherlands — 2.7%
ASML Holding NV	833	$109,979

		$109,979

Spain — 2.5%
Industria de Diseno Textil SA	2,458	$100,727

		$100,727

Sweden — 2.7%
Assa Abloy AB, Class B	4,942	$110,998

		$110,998

Security	Shares	Value

Switzerland — 1.7%
Credit Suisse Group AG	5,056	$69,047

		$69,047

United Kingdom — 15.3%
Diageo PLC	3,402	$102,259
Prudential PLC	3,188	71,527
Royal Dutch Shell PLC, Class B	5,774	159,838
Shire PLC	2,135	122,960
St. James’s Place PLC	4,301	65,054
Unilever PLC	1,934	107,818

		$629,456

United States — 52.3%
Allergan PLC	365	$81,669
Alphabet, Inc., Class A(1)	212	209,263
C.H. Robinson Worldwide, Inc.	719	48,180
CDW Corp.	1,899	114,282
Celgene Corp.(1)	756	86,494
Chubb, Ltd.	642	91,928
Ecolab, Inc.	681	90,464
Eli Lilly & Co.	1,036	82,434
Equity Residential	944	61,445
Estee Lauder Cos., Inc. (The), Class A	1,440	135,562
Facebook, Inc., Class A(1)	1,155	174,936
Fortive Corp.	784	48,961
Halliburton Co.	2,736	123,640
Interpublic Group of Cos., Inc.	5,493	136,940
Lowe’s Cos., Inc.	1,054	83,024
Sealed Air Corp.	2,422	107,585
Simon Property Group, Inc.	519	80,056
Verisk Analytics, Inc.(1)	1,237	100,061
Visa, Inc., Class A	1,593	151,701
Wells Fargo & Co.	2,741	140,175

		$2,148,800

Total Common Stocks (identified cost $3,790,776)		$4,090,922

Rights(1) — 0.1%

Security	Shares	Value
Credit Suisse Group AG, Exp. 6/7/17	5,056	$2,349

Total Rights (identified cost $0)		$2,349

6	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.5%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.08%(2)	62,044	$62,069

Total Short-Term Investments (identified cost $62,068)		$62,069

Total Investments — 101.2% (identified cost $3,852,844)		$4,155,340

Other Assets, Less Liabilities — (1.2)%		$(49,028)

Net Assets — 100.0%		$4,106,312

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2017.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Information Technology	19.7%	$807,807
Financials	19.4	796,449
Industrials	11.7	481,699
Consumer Discretionary	11.6	477,400
Consumer Staples	11.2	461,328
Health Care	10.9	445,560
Energy	6.9	283,478
Materials	4.8	198,049
Real Estate	3.5	141,501
Short-Term Investments	1.5	62,069

Total Investments	101.2%	$4,155,340

7	See Notes to Financial Statements.

Eaton Vance

Focused International Opportunities Fund

May 31, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value

Australia — 3.9%
Brambles, Ltd.	9,312	$71,712
Commonwealth Bank of Australia	1,294	76,496

		$148,208

Belgium — 5.4%
Anheuser-Busch InBev SA/NV	1,036	$121,064
KBC Group NV	1,139	85,775

		$206,839

Denmark — 5.9%
Novo Nordisk A/S, Class B	2,513	$106,688
Novozymes A/S, Class B	1,119	50,661
Pandora A/S	746	70,566

		$227,915

France — 7.6%
BNP Paribas SA	1,124	$79,355
Legrand SA	1,090	74,797
LVMH Moet Hennessy Louis Vuitton SE	544	139,047

		$293,199

Germany — 2.3%
Brenntag AG	1,495	$86,739

		$86,739

Hong Kong — 3.2%
AIA Group, Ltd.	17,517	$123,942

		$123,942

Ireland — 2.2%
Kerry Group PLC, Class A	936	$82,605

		$82,605

Japan — 17.4%
Keyence Corp.	300	$136,132
Komatsu, Ltd.	3,131	76,011
MISUMI Group, Inc.	2,980	67,285
Mitsubishi Estate Co., Ltd.	4,404	82,301
Mitsubishi UFJ Financial Group, Inc.	18,796	116,635
Nippon Telegraph & Telephone Corp.	2,665	128,164
Santen Pharmaceutical Co., Ltd.	4,574	63,003

		$669,531

Security	Shares	Value

Netherlands — 6.5%
ASML Holding NV	1,181	$155,925
ING Groep NV	5,681	95,348

		$251,273

Singapore — 1.7%
DBS Group Holdings, Ltd.	4,425	$65,377

		$65,377

Spain — 4.9%
Industria de Diseno Textil SA	4,543	$186,168

		$186,168

Sweden — 2.7%
Assa Abloy AB, Class B	4,589	$103,070

		$103,070

Switzerland — 5.6%
Credit Suisse Group AG	6,510	$88,903
Roche Holding AG PC	455	124,920

		$213,823

United Kingdom — 29.1%
Diageo PLC	4,429	$133,130
Melrose Industries PLC	21,301	65,703
Prudential PLC	4,225	94,794
Reckitt Benckiser Group PLC	1,226	125,744
Royal Dutch Shell PLC, Class B	7,396	204,739
Shire PLC	2,385	137,357
St. James’s Place PLC	5,500	83,189
Unilever PLC	1,735	96,724
Vodafone Group PLC	28,328	84,598
WPP PLC	4,115	92,598

		$1,118,576

Total Common Stocks (identified cost $3,409,559)		$3,777,265

Exchange-Traded Funds — 1.4%

Security	Shares	Value

Equity Funds — 1.4%
iShares MSCI Japan ETF	995	$53,023

Total Exchange-Traded Funds (identified cost $47,950)		$53,023

8	See Notes to Financial Statements.

Eaton Vance

Focused International Opportunities Fund

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Rights(1) — 0.1%

Security	Shares	Value

Credit Suisse Group AG, Exp. 6/7/17	6,510	$3,025

Total Rights (identified cost $0)		$3,025

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.08%(2)	31,764	$31,777

Total Short-Term Investments (identified cost $31,774)		$31,777

Total Investments — 100.7% (identified cost $3,489,283)		$3,865,090

Other Assets, Less Liabilities — (0.7)%		$(26,972)

Net Assets — 100.0%		$3,838,118

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2017.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	23.8%	$912,839
Consumer Staples	14.6	559,267
Industrials	14.2	545,317
Consumer Discretionary	12.7	488,379
Health Care	11.3	431,968
Information Technology	7.6	292,057
Telecommunication Services	5.5	212,762
Energy	5.3	204,739
Real Estate	2.2	82,301
Materials	1.3	50,661
Exchange-Traded Funds	1.4	53,023
Short-Term Investments	0.8	31,777

Total Investments	100.7%	$3,865,090

Abbreviations:

PC	–	Participation Certificate

9	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

May 31, 2017

Statements of Assets and Liabilities (Unaudited)

	May 31, 2017
Assets	Focused Global Opportunities Fund	Focused International Opportunities Fund
Unaffiliated investments, at value (identified cost, $3,790,776 and $3,457,509, respectively)	$4,093,271	$3,833,313
Affiliated investment, at value (identified cost, $62,068 and $31,774, respectively)	62,069	31,777
Foreign currency, at value (identified cost, $37,596 and $10,137, respectively)	38,509	10,347
Dividends receivable	8,948	11,550
Dividends receivable from affiliated investment	28	38
Receivable for investments sold	126,250	—
Tax reclaims receivable	3,010	5,757
Receivable from affiliates	12,404	9,625
Total assets	$4,344,489	$3,902,407

Liabilities
Demand note payable	$200,000	$—
Payable for investments purchased	2,940	29,346
Payable to affiliates:
Investment adviser and administration fee	2,778	2,583
Trustees’ fees	117	116
Accrued expenses	32,342	32,244
Total liabilities	$238,177	$64,289
Net Assets	$4,106,312	$3,838,118

Sources of Net Assets
Paid-in capital	$3,760,874	$3,551,326
Accumulated net realized gain (loss)	19,171	(122,988)
Accumulated undistributed net investment income	22,792	33,762
Net unrealized appreciation	303,475	376,018
Total	$4,106,312	$3,838,118

Class I Shares
Net Assets	$4,106,312	$3,838,118
Shares Outstanding	375,106	355,596
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.95	$10.79

10	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

May 31, 2017

Statements of Operations (Unaudited)

	Six Months Ended May 31, 2017
Investment Income	Focused Global Opportunities Fund	Focused International Opportunities Fund
Dividends (net of foreign taxes, $2,879 and $4,809, respectively)	$41,858	$51,455
Dividends from affiliated investment	232	322
Total investment income	$42,090	$51,777

Expenses
Investment adviser and administration fee	$14,926	$14,070
Trustees’ fees and expenses	360	355
Custodian fee	15,684	16,847
Transfer and dividend disbursing agent fees	127	100
Legal and accounting services	19,487	19,452
Printing and postage	2,669	2,046
Registration fees	11,425	11,425
Miscellaneous	3,603	3,458
Total expenses	$68,281	$67,753
Deduct —
Allocation of expenses to affiliates	$50,557	$50,166
Total expense reductions	$50,557	$50,166

Net expenses	$17,724	$17,587

Net investment income	$24,366	$34,190

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$95,380	$38,423
Investment transactions — affiliated investment	(10)	(1)
Foreign currency transactions	(611)	(122)
Net realized gain	$94,759	$38,300
Change in unrealized appreciation (depreciation) —
Investments	$326,084	$482,341
Investments — affiliated investment	1	3
Foreign currency	1,542	955
Net change in unrealized appreciation (depreciation)	$327,627	$483,299

Net realized and unrealized gain	$422,386	$521,599

Net increase in net assets from operations	$446,752	$555,789

11	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

May 31, 2017

Statements of Changes in Net Assets

	Six Months Ended May 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets	Focused Global Opportunities Fund	Focused International Opportunities Fund
From operations —
Net investment income	$24,366	$34,190
Net realized gain from investment and foreign currency transactions	94,759	38,300
Net change in unrealized appreciation (depreciation) from investments and foreign currency	327,627	483,299
Net increase in net assets from operations	$446,752	$555,789
Distributions to shareholders —
From net investment income
Class I	$(28,824)	$(48,325)
Total distributions to shareholders	$(28,824)	$(48,325)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class I	$204,470	$—
Net asset value of shares issued to shareholders in payment of distributions declared
Class I	28,824	48,325
Cost of shares redeemed
Class I	(3,950)	—
Net increase in net assets from Fund share transactions	$229,344	$48,325

Net increase in net assets	$647,272	$555,789

Net Assets
At beginning of period	$3,459,040	$3,282,329
At end of period	$4,106,312	$3,838,118

Accumulated undistributed net investment income included in net assets
At end of period	$22,792	$33,762

12	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

May 31, 2017

Statements of Changes in Net Assets — continued

	Period Ended November 30, 2016
Increase (Decrease) in Net Assets	Focused Global Opportunities Fund(1)	Focused International Opportunities Fund (2)
From operations —
Net investment income	$28,963	$50,978
Net realized loss from investment transactions, financial futures contracts and foreign currency transactions	(78,545)	(165,568)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(24,152)	(107,281)
Net decrease in net assets from operations	$(73,734)	$(221,871)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class I	$3,563,506	$3,504,200
Cost of shares redeemed
Class I	(30,732)	—
Net increase in net assets from Fund share transactions	$3,532,774	$3,504,200

Net increase in net assets	$3,459,040	$3,282,329

Net Assets
At beginning of period	$—	$—
At end of period	$3,459,040	$3,282,329

Accumulated undistributed net investment income included in net assets
At end of period	$27,250	$47,897

(1)	For the period from the start of business, December 17, 2015, to November 30, 2016.

(2)	For the period from the start of business, December 16, 2015, to November 30, 2016.

13	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

May 31, 2017

Financial Highlights

	Focused Global Opportunities Fund — Class I
	Six Months Ended May 31, 2017 (Unaudited)		Period Ended November 30, 2016(1)
Net asset value — Beginning of period	$9.790		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.068		$0.082
Net realized and unrealized gain (loss)	1.174		(0.292)

Total income (loss) from operations	$1.242		$(0.210)

Less Distributions
From net investment income	$(0.082)		$—

Total distributions	$(0.082)		$—

Net asset value — End of period	$10.950		$9.790

Total Return(3)	12.77	%(4)(5)	(2.10	)%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,106		$3,459
Ratios (as a percentage of average daily net assets):
Expenses	0.95	%(5)(6)	0.95	%(5)(6)
Net investment income	1.30	%(6)	0.89	%(6)
Portfolio Turnover	38	%(4)	78	%(4)

(1)	For the period from the start of business, December 17, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 2.71% and 3.51% of average daily net assets for the six months ended May 31, 2017 and the period from the start of business, December 17, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

May 31, 2017

Financial Highlights — continued

	Focused International Opportunities Fund — Class I
	Six Months Ended May 31, 2017 (Unaudited)		Period Ended November 30, 2016(1)
Net asset value — Beginning of period	$9.370		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.096		$0.146
Net realized and unrealized gain (loss)	1.462		(0.776)

Total income (loss) from operations	$1.558		$(0.630)

Less Distributions
From net investment income	$(0.138)		$—

Total distributions	$(0.138)		$—

Net asset value — End of period	$10.790		$9.370

Total Return(3)	16.85	%(4)(5)	(6.30	)%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,838		$3,282
Ratios (as a percentage of average daily net assets):
Expenses	1.00	%(5)(6)	1.00	%(5)(6)
Net investment income	1.94	%(6)	1.59	%(6)
Portfolio Turnover	22	%(4)	55	%(4)

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 2.85% and 3.64% of average daily net assets for the six months ended May 31, 2017 and the period from the start of business, December 16, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

May 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Focused Global Opportunities Fund (Focused Global Opportunities Fund) and Eaton Vance Focused International Opportunities Fund (Focused International Opportunities Fund), (each individually referred to as the Fund, and collectively, the Funds), are diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Funds’ investment objective is to seek long-term capital appreciation. Each Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Funds’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as a Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

16

Eaton Vance

Focused Opportunities Funds

May 31, 2017

Notes to Financial Statements (Unaudited) — continued

As of May 31, 2017, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Interim Financial Statements — The interim financial statements relating to May 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At November 30, 2016, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or

17

Eaton Vance

Focused Opportunities Funds

May 31, 2017

Notes to Financial Statements (Unaudited) — continued

excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Deferred Capital Losses
Short-term	$72,653	$147,291
Long-term	$—	$2,004

The cost and unrealized appreciation (depreciation) of investments of each Fund at May 31, 2017, as determined on a federal income tax basis, were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Aggregate cost	$3,855,779	$3,501,276

Gross unrealized appreciation	$405,201	$450,620
Gross unrealized depreciation	(105,640)	(86,806)

Net unrealized appreciation	$299,561	$363,814

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Rate
Daily Net Assets	Focused Global Opportunities Fund	Focused International Opportunities Fund

Up to $500 million	0.80%	0.80%

On net assets of $500 million and over, the annual fee is reduced. For the six months ended May 31, 2017, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Investment Adviser and Administration Fee	$14,926	$14,070
Effective Annual Rate	0.80%	0.80%

Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser and administration fee for sub-advisory services provided to each Fund. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and EVMI have agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.95% and 1.00% of the average daily net assets for Class I of Focused Global Opportunities Fund and Focused International Opportunities Fund, respectively. These agreements may be changed or terminated after March 31, 2018. Pursuant to these agreements, EVM and EVMI were allocated $50,557 and $50,166 in total of operating expenses of Focused Global Opportunities Fund and Focused International Opportunities Fund, respectively, for the six months ended May 31, 2017.

18

Eaton Vance

Focused Opportunities Funds

May 31, 2017

Notes to Financial Statements (Unaudited) — continued

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, for the six months ended May 31, 2017 were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

EVM’s Sub-Transfer Agent Fees	$28	$23

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended May 31, 2017 were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Purchases	$1,652,442	$856,276
Sales	$1,393,177	$772,189

5  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Focused Global Opportunities Fund
Class I	Six Months Ended May 31, 2017 (Unaudited)	Period Ended November 30, 2016(1)

Sales	19,392	356,319
Issued to shareholders electing to receive payments of distributions in Fund shares	2,911	—
Redemptions	(366)	(3,150)

Net increase	21,937	353,169

(1)	For the period from the start of business, December 17, 2015, to November 30, 2016.

At May 31, 2017, EVM owned 94.1% of the outstanding shares of the Fund.

Focused International Opportunities Fund
Class I	Six Months Ended May 31, 2017 (Unaudited)	Period Ended November 30, 2016(1)

Sales	—	350,438
Issued to shareholders electing to receive payments of distributions in Fund shares	5,158	—

Net increase	5,158	350,438

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

19

Eaton Vance

Focused Opportunities Funds

May 31, 2017

Notes to Financial Statements (Unaudited) — continued

At May 31, 2017, EVM owned 99.8% of the outstanding shares of the Fund.

6  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At May 31, 2017, Focused Global Opportunities Fund had a balance outstanding pursuant to this line of credit of $200,000 at an interest rate of 1.91%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at May 31, 2017. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 8) at May 31 2017. The Funds’ average borrowings or allocated fees during the six months ended May 31, 2017 were not significant.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2017, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Focused Global Opportunities Fund
Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$393,552		$—	$393,552
Developed Europe	—	1,548,570		—	1,548,570
North America	2,148,800	—		—	2,148,800

Total Common Stocks	$2,148,800	$1,942,122	(1)	$—	$4,090,922

Rights	$2,349	$—		$—	$2,349
Short-Term Investments	—	62,069		—	62,069

Total Investments	$2,151,149	$2,004,191		$—	$4,155,340

20

Eaton Vance

Focused Opportunities Funds

May 31, 2017

Notes to Financial Statements (Unaudited) — continued

Focused International Opportunities Fund
Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks	$—	$3,777,265	(1)(2)	$—	$3,777,265
Exchange-Traded Funds	53,023	—		—	53,023
Rights	3,025	—		—	3,025
Short-Term Investments	—	31,777		—	31,777

Total Investments	$56,048	$3,809,042		$—	$3,865,090

(1)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

(2)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At May 31, 2017, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

21

Eaton Vance

Focused Global Opportunities Fund

May 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

22

Eaton Vance

Focused Global Opportunities Fund

May 31, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Focused Global Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Eaton Vance Management (International) Limited (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser, as well as the coordination between the Adviser and the Sub-adviser on research and other investment matters. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s abilities and experience in implementing the Fund’s investment strategy. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and

23

Eaton Vance

Focused Global Opportunities Fund

May 31, 2017

Board of Trustees’ Contract Approval — continued

support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected

24

Eaton Vance

Focused Global Opportunities Fund

May 31, 2017

Board of Trustees’ Contract Approval — continued

by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

25

Eaton Vance

Focused International Opportunities Fund

May 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

26

Eaton Vance

Focused International Opportunities Fund

May 31, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Focused International Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Eaton Vance Management (International) Limited (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser, as well as the coordination between the Adviser and the Sub-adviser on research and other investment matters. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s abilities and experience in implementing the Fund’s investment strategy. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and

27

Eaton Vance

Focused International Opportunities Fund

May 31, 2017

Board of Trustees’ Contract Approval — continued

support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected

28

Eaton Vance

Focused International Opportunities Fund

May 31, 2017

Board of Trustees’ Contract Approval — continued

by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

29

Eaton Vance

Focused Opportunities Funds

May 31, 2017

Officers and Trustees

Officers of Eaton Vance Focused Opportunities Funds

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Focused Opportunities Funds

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Management (International) Limited

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22293    5.31.17

Eaton Vance

International Small-Cap Fund

Semiannual Report

May 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2017

Eaton Vance

International Small-Cap Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	19

Officers and Trustees	23

Important Notices	24

Eaton Vance

International Small-Cap Fund

May 31, 2017

Performance1,2

Portfolio Manager Aidan M. Farrell, Eaton Vance Management (International) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	12/16/2015	12/16/2015	21.70%	18.27%	—	14.37%
Class A with 5.75% Maximum Sales Charge	—	—	14.70	11.44	—	9.81
Class I at NAV	12/16/2015	12/16/2015	21.86	18.54	—	14.63
MSCI World ex USA Small Cap Index	—	—	18.27%	15.53%	12.11%	14.91%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					2.99%	2.74%
Net					1.40	1.15

Fund Profile

Common Stock Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)4

iShares MSCI Japan Small-Cap ETF	1.9%

Melrose Industries PLC	1.5

Nomura Co., Ltd.	1.5

UDG Healthcare PLC	1.4

IWG PLC	1.3

IMCD Group NV	1.3

DS Smith PLC	1.3

Frutarom Industries, Ltd.	1.3

Moncler SpA	1.3

Trelleborg AB, Class B	1.3

Total	14.1%

Geographic Allocation (% of net assets)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

International Small-Cap Fund

May 31, 2017

Endnotes and Additional Disclosures

[1]	MSCI World ex USA Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

[5]	The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the chart, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

Fund profile subject to change due to active management.

3

Eaton Vance

International Small-Cap Fund

May 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 – May 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (12/1/16)	Ending Account Value (5/31/17)	Expenses Paid During Period* (12/1/16 – 5/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,217.00	$7.74	**	1.40%
Class I	$1,000.00	$1,218.60	$6.36	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$7.04	**	1.40%
Class I	$1,000.00	$1,019.20	$5.79	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2016.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

International Small-Cap Fund

May 31, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 95.2%

Security	Shares	Value

Australia — 7.1%
Amaysim Australia, Ltd.	52,375	$73,957
Ansell, Ltd.	5,668	98,366
BlueScope Steel, Ltd.	2,400	20,493
BWX, Ltd.	12,229	48,980
Challenger, Ltd.	6,095	57,936
Evolution Mining, Ltd.	17,582	31,417
GDI Property Group	62,511	48,743
InvoCare, Ltd.	4,601	50,150
IOOF Holdings, Ltd.	7,785	52,380
iSentia Group, Ltd.	67,505	88,260
Mirvac Group	36,933	62,489
Northern Star Resources, Ltd.	9,199	32,178
OZ Minerals, Ltd.	4,056	21,995
Regis Resources, Ltd.	11,421	27,674
Super Retail Group, Ltd.	7,593	43,456
Tox Free Solutions, Ltd.	61,624	108,582

		$867,056

Austria — 1.4%
ams AG	1,277	$83,761
CA Immobilien Anlagen AG	3,666	87,540

		$171,301

Belgium — 2.9%
Kinepolis Group NV	1,776	$102,229
Melexis NV	808	72,827
Warehouses De Pauw CVA	778	79,416
X-Fab Silicon Foundries SE(1)(2)	9,568	97,809

		$352,281

Canada — 7.2%
Allied Properties REIT	1,558	$44,116
Boardwalk Real Estate Investment Trust	1,372	48,701
CAE, Inc.	8,454	136,556
Canadian Energy Services & Technology Corp.	16,138	76,458
Detour Gold Corp.(1)	2,068	26,760
Encana Corp.	4,412	42,884
Kirkland Lake Gold, Ltd.(1)	3,196	24,842
Klondex Mines, Ltd.(1)	8,104	24,237
Laurentian Bank of Canada	2,353	90,716
Linamar Corp.	1,013	45,954
Lundin Mining Corp.	4,895	26,960
North West Co., Inc. (The)	2,728	65,188

Security	Shares	Value

Canada (continued)
Pan American Silver Corp.	1,532	$26,719
Quebecor, Inc., Class B	2,573	78,379
Seven Generations Energy, Ltd., Class A(1)	5,766	103,424
Torex Gold Resources, Inc.(1)	1,263	21,111

		$883,005

China — 0.6%
TAL Education Group ADR	584	$68,019

		$68,019

Denmark — 0.7%
Royal Unibrew A/S	579	$26,710
Topdanmark A/S(1)	2,100	63,047

		$89,757

Finland — 0.7%
Amer Sports Oyj	3,604	$83,492

		$83,492

France — 4.1%
Criteo SA ADR(1)	1,328	$69,627
Ipsen SA	891	112,333
Metropole Television SA	4,247	101,167
Nexity SA	948	57,087
Rubis SCA	805	93,214
Solocal Group(1)	47,447	63,524

		$496,952

Germany — 5.2%
Bertrandt AG	815	$73,008
Carl Zeiss Meditec AG	2,074	107,303
Freenet AG	1,430	51,123
LEG Immobilien AG	551	52,005
Nemetschek SE	725	56,733
Norma Group SE	1,319	70,321
Rational AG	137	73,934
Salzgitter AG	792	30,259
Scout24 AG(1)(2)	1,791	68,617
SNP Schneider-Neureither & Partner AG	1,104	51,420

		$634,723

Hong Kong — 0.8%
Hysan Development Co., Ltd.	20,761	$98,019

		$98,019

5	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Ireland — 2.0%
Irish Residential Properties REIT PLC	54,671	$80,540
UDG Healthcare PLC	15,846	166,822

		$247,362

Israel — 1.3%
Frutarom Industries, Ltd.	2,486	$161,564

		$161,564

Italy — 4.6%
Amplifon SpA	5,001	$71,268
Banca Generali SpA	3,050	88,026
FinecoBank Banca Fineco SpA	10,546	79,411
Industria Macchine Automatiche SpA	672	60,099
MARR SpA	4,507	109,830
Moncler SpA	6,575	160,229

		$568,863

Japan — 25.2%
77 Bank, Ltd. (The)	24,000	$104,899
Ariake Japan Co., Ltd.	1,800	129,021
Asahi Co., Ltd.	7,930	95,212
Asahi Intecc Co., Ltd.	2,100	97,071
Daifuku Co., Ltd.	4,100	124,879
Daiichikosho Co., Ltd.	1,536	74,229
Dowa Holdings Co., Ltd.	3,000	22,626
Eiken Chemical Co., Ltd.	3,900	115,195
FP Corp.	2,300	121,278
Fuji Seal International, Inc.	3,400	85,448
GMO Internet, Inc.	3,800	50,260
H.I.S. Co., Ltd.	2,900	82,020
Heiwa Real Estate REIT, Inc.	103	80,080
Japan Hotel REIT Investment Corp.	116	84,128
LaSalle Logiport REIT	82	82,922
Like Co., Ltd.	4,000	111,179
Morinaga & Co., Ltd.	2,600	154,950
Nippon Light Metal Holdings Co., Ltd.	11,100	25,954
Nishi-Nippon Financial Holdings, Inc.	7,800	76,308
Nomura Co., Ltd.	8,500	179,606
OYO Corp.	4,000	53,567
Penta-Ocean Construction Co., Ltd.	9,200	52,237
Relia, Inc.	11,100	122,479
Sac’s Bar Holdings, Inc.	10,600	114,582
Sakata INX Corp.	9,679	152,955
Sakata Seed Corp.	4,300	137,262
Sanden Holdings Corp.(1)	42,000	114,539

Security	Shares	Value

Japan (continued)
Sumco Corp.	4,100	$67,575
Toho Co., Ltd.	2,400	70,969
Tokyo Century Corp.	2,900	109,814
Tosei Corp.	10,900	79,402
UACJ Corp.	8,000	20,799
Yokohama Reito Co., Ltd.	10,445	100,160

		$3,093,605

Luxembourg — 0.2%
Aperam	559	$26,817

		$26,817

Netherlands — 3.1%
Aalberts Industries NV	3,773	$152,647
IMCD Group NV	2,974	163,674
Refresco Group NV(2)	3,189	63,106

		$379,427

New Zealand — 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	9,343	$70,832

		$70,832

Norway — 1.2%
SpareBank 1 SR-Bank ASA	5,977	$50,633
XXL ASA(2)	8,444	91,163

		$141,796

Singapore — 0.9%
Frasers Centrepoint Trust	48,100	$73,698
SIIC Environment Holdings, Ltd.	82,900	32,351

		$106,049

Spain — 1.4%
Acciona SA	659	$63,288
Hispania Activos Inmobiliarios SOCIMI SA	6,792	114,100

		$177,388

Sweden — 3.9%
Avanza Bank Holding AB	1,091	$45,498
Boliden AB	1,355	37,044
D Carnegie & Co. AB(1)	3,881	55,712
Indutrade AB	6,754	158,444

6	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Sweden (continued)
SSAB AB, Class B(1)	7,786	$25,976
Trelleborg AB, Class B	6,797	159,719

		$482,393

Switzerland — 2.2%
Belimo Holding AG	15	$59,516
Galenica AG(1)(2)	446	20,883
Temenos Group AG	865	80,581
Vontobel Holding AG	1,050	65,530
VZ Holding AG	150	45,986

		$272,496

United Kingdom — 17.4%
Aldermore Group PLC(1)	29,330	$92,102
Bellway PLC	1,627	59,290
Bodycote PLC	11,910	119,448
BTG PLC(1)	8,309	70,054
Cairn Energy PLC(1)	29,081	75,965
Dignity PLC	1,547	50,394
DS Smith PLC	28,716	161,882
Grainger PLC	21,423	74,660
Halma PLC	9,318	137,660
Hansteen Holdings PLC	43,766	72,663
Hastings Group Holdings PLC(2)	17,864	72,242
Hiscox, Ltd.	6,394	101,179
Inchcape PLC	7,622	80,312
IWG PLC	38,463	164,634
John Wood Group PLC	12,114	111,930
Melrose Industries PLC	59,412	183,257
Moneysupermarket.com Group PLC	11,153	50,123
Spirax-Sarco Engineering PLC	1,145	83,755
Spire Healthcare Group PLC(2)	16,274	71,716
St. James’s Place PLC	6,139	92,854
Travis Perkins PLC	5,405	113,888
Weir Group PLC (The)	1,360	31,872
WH Smith PLC	2,945	67,765

		$2,139,645

United States — 0.5%
Oceaneering International, Inc.	2,330	$56,805

		$56,805

Total Common Stocks (identified cost $10,038,480)		$11,669,647

Exchange-Traded Funds — 1.9%

Security	Shares	Value

Equity Funds — 1.9%
iShares MSCI Japan Small-Cap ETF	3,444	$240,047

Total Exchange-Traded Funds (identified cost $228,862)		$240,047

Short-Term Investments — 2.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.08%(3)	343,238	$343,375

Total Short-Term Investments (identified cost $343,348)		$343,375

Total Investments — 99.9% (identified cost $10,610,690)		$12,253,069

Other Assets, Less Liabilities — 0.1%		$10,060

Net Assets — 100.0%		$12,263,129

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2017, the aggregate value of these securities is $485,536 or 4.0% of the Fund’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2017.

7	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	20.9%	$2,557,301
Consumer Discretionary	13.9	1,697,074
Real Estate	11.2	1,376,021
Financials	10.5	1,288,561
Materials	9.4	1,156,988
Health Care	8.2	1,001,843
Information Technology	8.0	975,253
Consumer Staples	6.8	835,207
Energy	3.8	467,466
Utilities	1.5	188,853
Telecommunication Services	1.0	125,080
Exchange-Traded Funds	1.9	240,047
Short-Term Investments	2.8	343,375

Total Investments	99.9%	$12,253,069

Abbreviations:

ADR	–	American Depositary Receipt

8	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	May 31, 2017
Unaffiliated investments, at value (identified cost, $10,267,342)	$11,909,694
Affiliated investment, at value (identified cost, $343,348)	343,375
Foreign currency, at value (identified cost, $1,491)	1,494
Dividends receivable	30,608
Dividends receivable from affiliated investment	208
Receivable for investments sold	36,829
Tax reclaims receivable	12,645
Receivable from affiliates	13,535
Total assets	$12,348,388

Liabilities
Payable for investments purchased	$36,911
Payable to affiliates:
Investment adviser and administration fee	9,184
Distribution and service fees	6
Trustees’ fees	185
Accrued expenses	38,973
Total liabilities	$85,259
Net Assets	$12,263,129

Sources of Net Assets
Paid-in capital	$10,300,012
Accumulated net realized gain	281,889
Accumulated undistributed net investment income	38,656
Net unrealized appreciation	1,642,572
Total	$12,263,129

Class A Shares
Net Assets	$42,322
Shares Outstanding	3,559
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.89
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.62

Class I Shares
Net Assets	$12,220,807
Shares Outstanding	1,026,579
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.90

On sales of $50,000 or more, the offering price of Class A shares is reduced.

9	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended May 31, 2017
Dividends (net of foreign taxes, $16,026)	$139,704
Dividends from affiliated investment	1,077
Total investment income	$140,781

Expenses
Investment adviser and administration fee	$49,216
Distribution and service fees
Class A	20
Trustees’ fees and expenses	571
Custodian fee	23,679
Transfer and dividend disbursing agent fees	216
Legal and accounting services	17,520
Printing and postage	3,056
Registration fees	18,351
Miscellaneous	7,050
Total expenses	$119,679
Deduct —
Allocation of expenses to affiliates	$56,772
Total expense reductions	$56,772

Net expenses	$62,907

Net investment income	$77,874

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$413,467
Investment transactions — affiliated investment	62
Foreign currency transactions	(81)
Net realized gain	$413,448
Change in unrealized appreciation (depreciation) —
Investments	$1,705,273
Investments — affiliated investment	27
Foreign currency	1,540
Net change in unrealized appreciation (depreciation)	$1,706,840

Net realized and unrealized gain	$2,120,288

Net increase in net assets from operations	$2,198,162

10	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2017 (Unaudited)	Period Ended November 30, 2016(1)
From operations —
Net investment income	$77,874	$193,565
Net realized gain (loss) from investment and foreign currency transactions	413,448	(116,468)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,706,840	(64,268)
Net increase in net assets from operations	$2,198,162	$12,829
Distributions to shareholders —
From net investment income
Class A	$(224)	$(3)
Class I	(248,742)	(3,696)
Total distributions to shareholders	$(248,966)	$(3,699)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$28,959	$10,000
Class I	23,179	9,990,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	224	3
Class I	248,742	3,696
Net increase in net assets from Fund share transactions	$301,104	$10,003,699

Net increase in net assets	$2,250,300	$10,012,829

Net Assets
At beginning of period	$10,012,829	$—
At end of period	$12,263,129	$10,012,829

Accumulated undistributed net investment income included in net assets
At end of period	$38,656	$209,748

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

11	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2017

Financial Highlights

	Class A
	Six Months Ended May 31, 2017 (Unaudited)		Period Ended November 30, 2016(1)
Net asset value — Beginning of period	$9.990		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.087		$0.169
Net realized and unrealized gain (loss)	2.037		(0.176)

Total income (loss) from operations	$2.124		$(0.007)

Less Distributions
From net investment income	$(0.224)		$(0.003)

Total distributions	$(0.224)		$(0.003)

Net asset value — End of Period	$11.890		$9.990

Total Return(3)(4)	21.70	%(5)	(0.07	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42		$10
Ratios (as a percentage of average daily net assets):
Expenses	1.40	%(4)(6)	1.40	%(4)(6)
Net investment income	1.60	%(6)	1.76	%(6)
Portfolio Turnover	31	%(5)	78	%(5)

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 1.04% and 1.59% of average daily net assets for the six months ended May 31, 2017 and the period from the start of business, December 16, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2017

Financial Highlights — continued

	Class I
	Six Months Ended May 31, 2017 (Unaudited)		Period Ended November 30, 2016(1)
Net asset value — Beginning of period	$10.010		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.076		$0.194
Net realized and unrealized gain (loss)	2.063		(0.180)

Total income from operations	$2.139		$0.014

Less Distributions
From net investment income	$(0.249)		$(0.004)

Total distributions	$(0.249)		$(0.004)

Net asset value — End of period	$11.900		$10.010

Total Return(3)(4)	21.86	%(5)	0.14	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,221		$10,003
Ratios (as a percentage of average daily net assets):
Expenses	1.15	%(4)(6)	1.15	%(4)(6)
Net investment income	1.42	%(6)	2.01	%(6)
Portfolio Turnover	31	%(5)	78	%(5)

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 1.04% and 1.59% of average daily net assets for the six months ended May 31, 2017 and the period from the start of business, December 16, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance International Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on December 16, 2015. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of May 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

14

Eaton Vance

International Small-Cap Fund

May 31, 2017

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to May 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At November 30, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $120,503 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at November 30, 2016, $120,503 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,638,974

Gross unrealized appreciation	$1,889,979
Gross unrealized depreciation	(275,884)

Net unrealized appreciation	$1,614,095

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of

15

Eaton Vance

International Small-Cap Fund

May 31, 2017

Notes to Financial Statements (Unaudited) — continued

$500 million and over, the annual fee is reduced. For the six months ended May 31, 2017, the investment adviser and administration fee amounted to $49,216 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and EVMI have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively, through March 31, 2018. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and EVMI were allocated $56,772 in total of the Fund’s operating expenses for the six months ended May 31, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended May 31, 2017, EVM earned $23 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the six months ended May 31, 2017. EVD received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended May 31, 2017 amounted to $20 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended May 31, 2017, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,358,333 and $3,568,743, respectively, for the six months ended May 31, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended May 31, 2017 (Unaudited)	Period Ended November 30, 2016(1)

Sales	2,536	1,000
Issued to shareholders electing to receive payments of distributions in Fund shares	23	0	(2)

Net increase	2,559	1,000

16

Eaton Vance

International Small-Cap Fund

May 31, 2017

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended May 31, 2017 (Unaudited)	Period Ended November 30, 2016(1)

Sales	2,190	999,000
Issued to shareholders electing to receive payments of distributions in Fund shares	25,024	365

Net increase	27,214	999,365

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Represents less than 0.5 shares.

At May 31, 2017, EVM owned 99.5% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended May 31, 2017.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

Eaton Vance

International Small-Cap Fund

May 31, 2017

Notes to Financial Statements (Unaudited) — continued

At May 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$68,019	$4,235,561		$—	$4,303,580
Developed Europe	188,319	6,076,374		—	6,264,693
Developed Middle East	—	161,564		—	161,564
North America	939,810	—		—	939,810

Total Common Stocks	$1,196,148	$10,473,499	*	$—	$11,669,647

Exchange-Traded Funds	$240,047	$—		$—	$240,047
Short-Term Investments	—	343,375		—	343,375

Total Investments	$1,436,195	$10,816,874		$—	$12,253,069

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At May 31, 2017, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

18

Eaton Vance

International Small-Cap Fund

May 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

19

Eaton Vance

International Small-Cap Fund

May 31, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance International Small-Cap Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Eaton Vance Management (International) Limited (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser, as well as the coordination between the Adviser and the Sub-adviser on research and other investment matters. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s abilities and experience in implementing the Fund’s investment strategy. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and

20

Eaton Vance

International Small-Cap Fund

May 31, 2017

Board of Trustees’ Contract Approval — continued

support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected

21

Eaton Vance

International Small-Cap Fund

May 31, 2017

Board of Trustees’ Contract Approval — continued

by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

22

Eaton Vance

International Small-Cap Fund

May 31, 2017

Officers and Trustees

Officers of Eaton Vance International Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance International Small-Cap Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Management (International) Limited

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22294    5.31.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 21, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 21, 2017